Share based compensation - Components of Share Based Compensation Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charges (Note 31)	$ 3.1	$ 1.4	$ 1.4
I.P.O. related share based compensation charges
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charges (Note 31)	0.0	0.0	0.1
Other share based compensation charges
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charges (Note 31)	2.2	1.4	1.3
Restructuring share based compensation charges
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation charges (Note 31)	$ 0.9	$ 0.0	$ 0.0